Subsidiary Notes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Subsidiary Notes Payable [Abstract]
Schedule of Notes Payable	The notes payable consist of the following:

	2023 $	2022 $
As of December 31,
Loans	3,439	2,097
Convertible notes	260	248
Total subsidiary notes payable	3,699	2,345

Schedule of Convertible Notes Outstanding
Convertible Notes outstanding were as follows:

	Knode $	Appeering $	Sonde $	Total $
January 1, 2022	94	141	2,461	2,696
Gross principal - issuance of notes - financing activity	—	—	393	393
Accrued interest on convertible notes - finance costs	5	8	48	60
Change in fair value - finance costs	—	—	502	502
Deconsolidation	—	—	(3,403)	(3,403)
December 31, 2022 and January 1, 2023	99	149	—	248
Accrued interest on convertible notes - finance costs	5	8	—	13
December 31, 2023	104	156	—	260